Document and Entity Information	Jun. 20, 2021
Document Information Line Items
Document Type	8-K
Document Period End Date	Jun. 20, 2021
Entity Registrant Name	PERSHING SQUARE TONTINE HOLDINGS, LTD.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39396
Entity Tax Identification Number	83-0930174
Entity Address, Address Line One	787 Eleventh Avenue
Entity Address, Address Line Two	Ninth Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	813-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001811882
Common Class A [Member]
Document Information Line Items
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PSTH
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $23.00 [Member]
Document Information Line Items
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $23.00
Trading Symbol	PSTH.WS
Security Exchange Name	NYSE